Congress Intermediate Bond ETF
Schedule of Investments
January 31, 2025 (Unaudited)

CORPORATE BONDS - 43.7%	Par	Value
Auto Manufacturers - 1.0%
Toyota Motor Credit Corp., 5.05%, 05/16/2029	1,750,000	1,767,121

Banks - 7.2%
Bank of America Corp., 3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028	4,801,000	4,609,845
JPMorgan Chase & Co., 5.57% to 04/22/2027 then SOFR + 0.93%, 04/22/2028	4,619,000	4,694,195
Wells Fargo & Co., 3.00%, 04/22/2026	3,875,000	3,801,429
		13,105,469

Beverages - 1.7%
Diageo Capital PLC, 2.00%, 04/29/2030	3,600,000	3,127,910

Biotechnology - 1.2%
Amgen, Inc., 5.15%, 03/02/2028	2,150,000	2,174,292

Capital Markets - 2.6%
Goldman Sachs Group, Inc., 3.50%, 11/16/2026	4,723,000	4,630,508

Diversified Telecommunication Services - 3.9%
AT&T, Inc., 2.75%, 06/01/2031	3,920,000	3,430,147
Verizon Communications, Inc., 3.15%, 03/22/2030	4,011,000	3,682,641
		7,112,788

Electric - 1.4%
Florida Power & Light Co., 5.05%, 04/01/2028	2,532,000	2,559,455

Electric Utilities - 1.6%
PacifiCorp, 5.30%, 02/15/2031	2,900,000	2,910,965

Finance and Insurance - 4.2%
Hyundai Capital America, 5.30%, 01/08/2030 (a)	5,000,000	5,014,376
Mercedes-Benz Finance North America LLC, 5.10%, 11/15/2029 (a)	2,650,000	2,654,405
		7,668,781

Health Care Equipment & Supplies - 0.8%
Stryker Corp., 1.95%, 06/15/2030	1,650,000	1,424,146

Health Care Providers & Services - 2.0%
UnitedHealth Group, Inc., 4.90%, 04/15/2031	3,586,000	3,579,852

IT Services - 1.5%
International Business Machines Corp., 3.50%, 05/15/2029	2,800,000	2,659,390

Manufacturing - 1.9%
BP Capital Markets America, Inc., 2.72%, 01/12/2032	4,056,000	3,488,482

Media - 1.7%
Comcast Corp., 4.15%, 10/15/2028	3,090,000	3,028,223

Mining - 4.0%
BHP Billiton Finance USA Ltd., 5.25%, 09/08/2033	4,015,000	4,025,724
ConocoPhillips Co., 4.70%, 01/15/2030	3,350,000	3,322,058
		7,347,782

Oil, Gas & Consumable Fuels - 2.1%
Kinder Morgan, Inc., 5.00%, 02/01/2029	3,796,000	3,788,827

Pharmaceuticals - 1.4%
Bristol-Myers Squibb Co., 3.40%, 07/26/2029	2,700,000	2,553,856

Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp., 3.75%, 03/25/2027	2,275,000	2,221,404

Specialty Retail - 1.1%
Lowe's Cos., Inc., 3.35%, 04/01/2027	2,125,000	2,069,202

Utilities - 1.2%
Duke Energy Progress LLC, 3.70%, 09/01/2028	2,250,000	2,175,901
TOTAL CORPORATE BONDS (Cost $80,076,150)		79,394,354

U.S. TREASURY SECURITIES - 47.4%	Par	Value
United States Treasury Note/Bond
2.13%, 05/15/2025	$4,080,000	$4,055,042
2.13%, 05/31/2026	2,724,000	2,650,899
3.75%, 08/31/2026	2,245,000	2,229,215
4.13%, 10/31/2026	8,000,000	7,987,812
4.13%, 02/15/2027	8,000,000	7,985,625
4.13%, 09/30/2027	7,334,000	7,317,098
4.13%, 11/15/2027	8,500,000	8,475,430
4.13%, 07/31/2028	7,250,000	7,215,166
3.63%, 08/31/2029	2,366,000	2,297,793
3.88%, 09/30/2029	3,672,000	3,600,568
4.63%, 09/30/2030	4,716,000	4,770,897
4.25%, 02/28/2031	3,216,000	3,188,237
3.63%, 09/30/2031	4,000,000	3,813,750
4.13%, 11/15/2032	4,545,000	4,444,690
4.50%, 11/15/2033	6,279,000	6,270,415
4.25%, 11/15/2034	10,000,000	9,767,187
TOTAL U.S. TREASURY SECURITIES (Cost $87,180,947)		86,069,824

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.3%	Par	Value
Federal Home Loan Mortgage Corp., Series 5428, Class DM, 6.50%, 11/25/2044	4,697,643	4,754,999
Government National Mortgage Association, Series 2024-61, Class D, 5.75%, 08/20/2047	4,806,513	4,839,694
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,579,427)		9,594,693

ASSET-BACKED SECURITIES - 2.2%	Par	Value
Ford Credit Auto Owner Trust, Series 2023-A, Class A3, 4.65%, 02/15/2028	1,941,180	1,943,374
GM Financial Leasing Trust, Series 2024-2, Class A2A, 5.43%, 09/21/2026	2,060,717	2,070,067
TOTAL ASSET-BACKED SECURITIES (Cost $4,016,377)		4,013,441

SHORT-TERM INVESTMENTS - 1.7%		Value
Money Market Funds - 1.7%	Shares
First American Treasury Obligations Fund - Class X, 4.31% (b)	3,083,445	3,083,445
TOTAL SHORT-TERM INVESTMENTS (Cost $3,083,445)		3,083,445

TOTAL INVESTMENTS - 100.3% (Cost $183,936,346)		182,155,757
Liabilities in Excess of Other Assets - (0.3)%		(627,319)
TOTAL NET ASSETS - 100.0%		$181,528,438
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2025, the value of these securities total $7,668,781 or 4.2% of the Fund’s net assets.

(b)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Congress Intermediate Bond ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$79,394,354	$–	$79,394,354
U.S. Treasury Securities	–	86,069,824	–	86,069,824
Collateralized Mortgage Obligations	–	9,594,693	–	9,594,693
Asset-Backed Securities	–	4,013,441	–	4,013,441
Money Market Funds	3,083,445	–	–	3,083,445
Total Investments	$3,083,445	$179,072,312	$–	$182,155,757

Refer to the Schedule of Investments for further disaggregation of investment categories.